Loans to others (Narrative) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Interest income from loans granted to others	₪ 276	₪ 719
Bottom of range [Member]
Disclosure of financial assets [line items]
Interest rate	5.00%
Top of range [Member]
Disclosure of financial assets [line items]
Interest rate	8.00%